Unaudited Condensed Consolidated Statement of Operations - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Revenue
Total revenue	$ 137,452,478	$ 99,415,959
Cost of revenues	133,694,577	95,454,109
Gross profit	3,757,901	3,961,850
Operating expenses:
Share-based compensation	3,382,671	14,245,605
General and administrative expenses	2,637,387	2,118,962
Total operating expenses	6,020,058	16,364,567
Loss from operations	(2,262,157)	(12,402,717)
Other income (expense)
Interest income	27,811	6,652
Interest expense	(360,728)	(30,214)
Loss on extinguishment of promissory note	(945,554)
Other income, net	18,535	21,775
Total other expense, net	(1,259,936)	(1,787)
Loss before income taxes	(3,522,093)	(12,404,504)
Provision for income taxes		1,280
Net loss	(3,522,093)	(12,405,784)
Less: Net income attributable to non-controlling interests	1,029,302	897,412
Net loss attributable to the Company	$ (4,551,395)	$ (13,303,196)
Loss per share attributable to the Company - Basic (in Dollars per share)	$ (0.67)	$ (3.29)
Loss per share attributable to the Company - Diluted (in Dollars per share)	$ (0.67)	$ (3.29)
Weighted Average Shares Outstanding - Basic (in Shares)	6,755,071	4,939,914
Weighted Average Shares Outstanding -Diluted (in Shares)	6,755,071	4,939,914
Ocean freight revenue
Revenue
Revenue	$ 136,933,232	$ 98,993,119
Vessel services revenue and others
Revenue
Revenue	$ 519,246	$ 422,840